Stockholders' equity and dividend payment (Tables)	9 Months Ended
Sep. 30, 2022
Stockholders' equity and dividend payment [Abstract]
Stockholders Equity
	Common stock	Preferred stock
Issued at September 30, 2022	162,653,339	-
Numbers of shares authorized for issue at September 30, 2022	250,000,000	1,000,000
Par value	$0.01	$0.01

Dividend Payment
Dividend payments as of September 30, 2022:
Payment date	Total Payment	Per common share
August 30, 2022	$6.5 million	$0.04
May 26, 2022	$3.3 million	$0.02
February 24, 2022	$3.3 million	$0.02
Total payment as of September 30, 2022	$13.2 million	$0.08

Dividend payments as of December 31, 2021:
Payment date	Total Payment	Per common share
November 23, 2021	$3.3 million	$0.02
August 26, 2021	$3.3 million	$0.02
May 26, 2021	$6.8 million	$0.04
February 25, 2021	$8.6 million	$0.05
Total payment as of December 31, 2021	$22.1 million	$0.13